Financial Instruments and Risk Management (Fair Value And Presentation in the Balance Sheet) (Details) - Derivatives - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ (4.3)	$ 3.0
Currency Hedging Derivative Instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2.6
Financial liabilities, at fair value	(4.3)
Fuel Options
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.4
Gold Options
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 0.5
Financial liabilities, at fair value	$ 0.1